UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07582
                                                     ---------

                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-9340
                                                            ------------

                        Date of fiscal year end: 8/31/05
                                                 -------

                        Date of reporting period: 2/28/05
                                                  -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                THE VALIANT FUND


                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2005

THE VALIANT FUND
Semi-Annual Report - February 28, 2005

Table of Contents

                                                                            PAGE
                                                                            ----
Fees and Expenses Table                                                        1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              3
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        4
Statements of Changes in Net Assets                                            5
Financial Highlights                                                           6

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              8
Statement of Assets and Liabilities                                           11
Statement of Operations                                                       11
Statements of Changes in Net Assets                                           12
Financial Highlights                                                          13

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             15
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       17
Statements of Changes in Net Assets                                           18
Financial Highlights                                                          19

Notes to Financial Statements                                                 20
Management of the Trust                                                       26

Fees and Expenses (unaudited)

As a shareholder of the Valiant Fund, you incur advisory fees and distribution(12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                     BEGINNING         ENDING        ANNUALIZED
                                                       ACCOUNT         ACCOUNT      EXPENSE RATIO        EXPENSES PAID
                                                        VALUE           VALUE        BASED ON THE          DURING THE
                                                      09/01/04        02/28/05     SIX-MONTH PERIOD     SIX-MONTH PERIOD*
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
   Actual                                            $1,000.00       $1,008.86           0.20%               $1.00
   Hypothetical (5% return before expenses)          $1,000.00       $1,023.80           0.20%               $1.00
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
   Actual                                            $1,000.00       $1,007.67           0.45%               $2.24
   Hypothetical (5% return before expenses)          $1,000.00       $1,022.56           0.45%               $2.26
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
   Actual                                            $1,000.00       $1,006.42           0.70%               $3.48
   Hypothetical (5% return before expenses)          $1,000.00       $1,021.32           0.70%               $3.51
-------------------------------------------------------------------------------------------------------------------------

Fees and Expenses continued (unaudited)

-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
   Actual                                            $1,000.00       $1,004.93           1.00%               $4.97
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.84           1.00%               $5.01
-------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS A
   Actual                                            $1,000.00       $1,009.41           0.20%               $1.00
   Hypothetical (5% return before expenses)          $1,000.00       $1,023.80           0.20%               $1.00
-------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS B
   Actual                                            $1,000.00       $1,008.12           0.45%               $2.24
   Hypothetical (5% return before expenses)          $1,000.00       $1,022.56           0.45%               $2.26
-------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS D
   Actual                                            $1,000.00       $1,006.91           0.70%               $3.48
   Hypothetical (5% return before expenses)          $1,000.00       $1,021.32           0.70%               $3.51
-------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS E
   Actual                                            $1,000.00       $1,005.42           1.00%               $4.97
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.84           1.00%               $5.01
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
   Actual                                            $1,000.00       $1,006.98           0.20%               $1.00
   Hypothetical (5% return before expenses)          $1,000.00       $1,023.80           0.20%               $1.00
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
   Actual                                            $1,000.00       $1,005.70           0.45%               $2.24
   Hypothetical (5% return before expenses)          $1,000.00       $1,022.56           0.45%               $2.26
-------------------------------------------------------------------------------------------------------------------------

* EXPENSES FOR EACH PORTFOLIO ARE CALCULATED USING THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH FUND, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 02/28/05. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                              MATURITY     PRINCIPAL
                                                                     RATE       DATE         AMOUNT          VALUE
                                                                    ------   ---------    -----------    ------------
U.S. TREASURY OBLIGATIONS - 55.4%
U.S. TREASURY BILLS(C) - 43.5%
                                                                     2.16%    3/3/2005    $75,000,000    $ 74,991,000
                                                                     2.20    4/14/2005     15,000,000      14,960,034
                                                                     2.29     5/5/2005     10,000,000       9,959,149
                                                                     2.53     6/2/2005     10,000,000       9,935,417
                                                                                                         ------------
                                                                                                          109,845,600
                                                                                                         ------------

U.S. TREASURY NOTES - 11.9%
                                                                    1.625    3/31/2005     10,000,000      10,002,604
                                                                    1.625    4/30/2005     15,000,000      14,998,556
                                                                    1.625    2/28/2006      5,000,000       4,931,465
                                                                                                         ------------
                                                                                                           29,932,625
                                                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $139,778,225)                                             139,778,225
                                                                                                         ------------

REPURCHASE AGREEMENTS - 44.7%
Bank of America, Inc., 2.61%, due 3/1/05, with a
maturity value of $30,002,175
(Collateralized by a 0.00% GNMA Bond valued at $30,600,001
with maturity date 7/20/2034)                                                              30,000,000      30,000,000

Citigroup, Inc., 2.60%, due 3/1/05, with a
maturity value of $30,002,167
(Collateralized by a 4.50% GNMA bond valued at $30,600,000
with maturity date 1/20/2032)                                                              30,000,000      30,000,000

J.P. Morgan Chase & Co., 2.62%, due 3/1/05, with a
maturity value of $22,601,645
(Collateralized by various 3.75% - 5.70% GNMA bonds valued
at $23,055,970 with maturity dates 2/20/2034 - 4/15/2042)                                  22,600,000      22,600,000

UBS Paine Webber, 2.59%, due 3/1/05, with a
maturity value of $30,002,158
(Collateralized by various 4.00% - 9.00% GNMA bonds valued
at $30,601,229 with maturity dates 5/15/2009 - 2/15/2035)                                  30,000,000      30,000,000
                                                                                                         ------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $112,600,000)                                                 112,600,000
                                                                                                         ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.4%
Bank of New York Institutional Cash Reserves Fund
(AMORTIZED COST $26,271,521)* (B)                                                                          26,271,521

TOTAL INVESTMENTS (AMORTIZED COST $278,649,746) (A) - 110.5%                                              278,649,746
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5%)                                                           (26,481,255)
                                                                                                         ------------
TOTAL NET ASSETS - 100%                                                                                  $252,168,491
                                                                                                         ============

----------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) At February 28, 2005, the total market value of the fund's securities on loan is $25,902,775 and the total market value of the collateral held by the fund is $26,271,521 (See Note 5)
(c)   Interest rate represents yield to maturity at purchase.
* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Bank of New York.
GNMA - Government National Mortgage Association

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
   U.S. Treasury Obligation                                 55.4%
   Repurchase Agreements                                    44.7
   Investment of Cash Collateral For Securities Loaned      10.4
                                                           -----
                                                           110.5
   Liabilities In Excess of Other Assets                   (10.5)
                                                           -----
                                                           100.0%
                                                           =====

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments at value (cost $278,649,746)                           $166,049,746
   (including securities loaned valued at $25,902,775)
Repurchase agreements                                               112,600,000
                                                                   ------------
   Total investments                                                278,649,746
Cash                                                                      1,164
Receivables:
   Securities sold                                                  197,941,764
   Capital shares                                                       390,941
   Interest                                                             200,032
   Other assets                                                           5,039
                                                                   ------------
      TOTAL ASSETS                                                  477,188,686

LIABILITIES:
Payables:
   Securities purchased                           $187,586,500
   Liability for securities loaned-Note 5           26,271,521
   Capital shares                                   10,675,103
   Dividends                                           352,389
Accrued expenses and other liabilities:
   Investment manager                                   39,953
   Distribution and shareholder servicing               94,729
                                                  ------------
      TOTAL LIABILITIES                                             225,020,195
                                                                   ------------
NET ASSETS                                                         $252,168,491
                                                                   ============
COMPOSITION OF NET ASSETS:
Capital                                                            $252,420,154
Over distributed net investment income                                   (3,230)
Accumulated net realized loss from
   investment transactions                                             (248,433)
                                                                   ------------
NET ASSETS                                                         $252,168,491
                                                                   ============
Class A Shares
   Net assets                                                      $  1,519,274
   Shares outstanding                                                 1,519,987
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class B Shares
   Net assets                                                      $ 62,776,806
   Shares outstanding                                                62,844,798
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class D Shares
   Net assets                                                      $176,655,559
   Shares outstanding                                               176,826,794
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class E Shares
   Net assets                                                      $ 11,216,852
   Shares outstanding                                                11,228,574
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $  2,731,295
Securities lending income - net                                          16,194
                                                                   ------------
   TOTAL INVESTMENT INCOME                                            2,747,489

EXPENSES:
Investment manager                                $    281,651
Distribution and shareholder servicing:
   Class A Shares                                          560
   Class B Shares                                      135,961
   Class D Shares                                      473,284
   Class E Shares                                       57,299
   Trustees fees                                         7,234
                                                  ------------
   Total expenses before contractual
      fee reimbursements                                                955,989
   Contractual fee reimbursements                                       (46,640)
                                                                   ------------
   NET EXPENSES                                                         909,349
                                                                   ------------
NET INVESTMENT INCOME                                                 1,838,140
                                                                   ------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS                               21
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,838,161
                                                                   ============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                            SIX MONTHS ENDED          FOR THE
                                                            FEBRUARY 28, 2005        YEAR ENDED
                                                               (UNAUDITED)        AUGUST 31, 2004
                                                            -----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                                    $       1,838,140    $       1,971,634
   Net realized gain from investment transactions                          21                  406
                                                            -----------------    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                1,838,161            1,972,040
                                                            -----------------    -----------------

DIVIDENDS:
   Net investment income:
      Class A Shares                                                   (3,069)             (32,008)
      Class B Shares                                                 (595,829)            (843,776)
      Class D Shares                                               (1,217,745)          (1,073,808)
      Class E Shares                                                  (69,111)             (22,042)
                                                            -----------------    -----------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                    (1,885,754)          (1,971,634)
                                                            -----------------    -----------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  (50,299,043)        (145,889,098)
                                                            -----------------    -----------------
NET DECREASE IN NET ASSETS                                        (50,346,636)        (145,888,692)

NET ASSETS:
   Beginning of period                                            302,515,127          448,403,819
                                                            -----------------    -----------------
   End of period (including over distributed net
      investment income of $3,230 at February 28, 2005
      and undistributed net investment income of $47,615
      at August 31, 2004)                                   $     252,168,491    $     302,515,127
                                                            =================    =================

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.009           0.009        0.012        0.021         0.05         0.06
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.009)         (0.009)      (0.012)      (0.021)       (0.05)       (0.06)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.88%           0.92%        1.22%        2.05%        5.30%        5.66%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $  1,519        $    339     $  7,159     $  7,260     $ 10,355     $ 15,725
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.56%(b)        0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets              0.20%(b)        0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average
   net assets                                        1.90%(b)        0.87%        1.21%        2.12%        5.13%        5.55%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.008           0.007        0.010        0.018         0.05         0.05
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.008)         (0.007)      (0.010)      (0.018)       (0.05)       (0.05)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.76%           0.67%        0.96%        1.80%        5.04%        5.39%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $ 62,777        $ 89,633     $126,617     $146,246     $117,213     $ 41,893
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.56%(b)        0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets              0.45%(b)        0.45%        0.45%        0.45%        0.45%        0.45%
Ratio of net investment income to average
   net assets                                        1.50%(b)        0.65%        0.95%        1.77%        4.44%        5.20%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Annualized.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.006           0.004        0.008        0.015         0.05         0.05
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.006)         (0.004)      (0.008)      (0.015)       (0.05)       (0.05)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.64%           0.42%        0.71%        1.54%        4.77%        5.13%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $176,656        $197,640     $286,191     $325,896     $339,659     $269,929
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.71%(b)        0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of expenses to average net assets              0.70%(b)        0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income to average
   net assets                                        1.25%(b)        0.41%        0.71%        1.54%        4.55%        5.04%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.005           0.001*       0.005        0.013         0.04         0.05
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.005)       (0.001) *      (0.005)      (0.013)       (0.04)       (0.05)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.49%           0.12%        0.41%        1.24%        4.46%        4.82%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $ 11,217        $ 14,903     $ 28,437     $105,257     $220,850     $141,693
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    1.01%(b)        1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of expenses to average net assets              1.00%(b)        1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment income to average
   net assets                                        0.93%(b)        0.10%        0.48%        1.32%        4.19%        5.31%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Annualized.

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                                  MATURITY      PRINCIPAL
                                                                        RATE        DATE          AMOUNT          VALUE
                                                                      --------   ----------    ------------    ------------
COMMERCIAL PAPER - 53.9%
BANKING - 6.7%
Banco Bilbao Vizcaya                                                    2.16%     4/19/2005    $ 15,000,000    $ 14,946,917
Depfa Bank Europe PLC                                                   2.75      5/17/2005      25,000,000      24,852,951
                                                                                                               ------------
                                                                                                                 39,799,868
                                                                                                               ------------
BROKER / DEALERS - 2.6%
Goldman Sachs Group, Inc.                                               2.63         3/1/05      15,000,000      15,000,000
                                                                                                               ------------
EDUCATION - 1.9%
Johns Hopkins University                                                2.65        4/19/05      11,300,000      11,300,000
                                                                                                               ------------
FINANCE - 17.7%
Bear Stearns Cos., Inc.                                                 2.54        3/24/05      20,000,000      19,967,545
Govco, Inc.                                                             2.59       4/5/2005      20,000,000      19,949,639
National Australia Funding                                              2.52        3/23/05      20,000,000      19,969,139
Sigma Finance, Inc.                                                     2.59         4/7/05      20,000,000      19,946,761
UBS Finance Delaware LLC                                                2.59         3/1/05      25,000,000      25,000,000
                                                                                                               ------------
                                                                                                                104,833,084
                                                                                                               ------------
SPECIAL PURPOSE ENTITY - 25.0%
Clipper Receivables Corp.                                               2.60         3/1/05      25,000,000      25,000,000
Delaware Funding Corp.                                                  2.53      3/22/2005      25,000,000      24,963,104
FCAR Owner Trust                                                        2.53      3/24/2005      20,000,000      19,967,672
Lockhart Funding LLC                                                    2.58      3/24/2005      20,000,000      19,967,033
Market Street Funding                                                   2.53      3/17/2005      20,000,000      19,977,511
NATC California LLC                                                     2.60      4/18/2005      15,000,000      14,948,000
Steamboat Funding Corp.                                                 2.54      3/15/2005      23,305,000      23,281,928
                                                                                                               ------------
                                                                                                                148,105,248
                                                                                                               ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $319,038,200)                                                            319,038,200
                                                                                                               ------------
CORPORATE OBLIGATIONS - 11.4%
FINANCIAL SERVICES - 2.4%
Bank of America                                                         2.55       3/3/2005      10,000,000      10,000,000
Labelle Capital Funding LLC*                                            2.70       3/3/2005       1,125,000       1,125,000
Wyoming Steel Investment *                                              2.70       3/3/2005       3,375,000       3,375,000
                                                                                                               ------------
                                                                                                                 14,500,000
                                                                                                               ------------
FOOD - 0.2%
Jacksons Food Stores, Inc.*                                             2.70       3/3/2005         918,000         918,000
                                                                                                               ------------
HEALTH SERVICES - 1.1.%
Gastroenterology Associates, LLC                                        2.69       3/3/2005       2,720,000       2,720,000
Louisiana Endoscopy Floater                                             2.69       3/3/2005       1,930,000       1,930,000
Riverview Medical Office Building*                                      2.68       3/3/2005         800,000         800,000
                                                                                                               ------------
                                                                                                                  5,450,000
                                                                                                               ------------
LEISURE - 0.8%
Commonwealth Country Club, Ltd.*                                        2.68       3/3/2005       3,240,000       3,240,000
Sandusky Yacht Club*                                                    2.70       3/3/2005       1,205,000       1,205,000
                                                                                                               ------------
                                                                                                                  4,445,000
                                                                                                               ------------
REAL ESTATE - 3.3%
208 Associates LLC*                                                     2.70       3/3/2005         925,000         925,000
Aztec Properties LLC*                                                   2.70       3/3/2005       2,083,000       2,083,000
CMW Real Estate LLC*                                                    2.68       3/3/2005       2,255,000       2,255,000
El Dorado Enterprises of Miami FL*                                      2.72       3/3/2005       2,000,000       2,000,000
El Dorado Enterprises of Miami FL*                                      2.67       3/3/2005       9,865,000       9,865,000
G & J Properties II*                                                    2.70       3/3/2005         965,000         965,000
Ordeal Properties LLC*                                                  2.70       3/3/2005       1,450,000       1,450,000
                                                                                                               ------------
                                                                                                                 19,543,000
                                                                                                               ------------

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                                  MATURITY      PRINCIPAL
                                                                        RATE        DATE          AMOUNT          VALUE
                                                                      --------   ----------    ------------    ------------
SPECIAL PURPOSE ENTITY - 3.6%
Approach Partnership*                                                   2.70%        3/3/05    $  1,070,000    $  1,070,000
Barry-Wehmiller Group*                                                  2.70         3/3/05       1,180,000       1,180,000
Best One Tire & Service*                                                2.70         3/3/05         900,000         900,000
Butler County, Surgical Properties*                                     2.70         3/3/05       1,400,000       1,400,000
Chuo Mubea Suspen Compon*                                               2.70         3/3/05         400,000         400,000
Exal Corp.*                                                             2.70       3/3/2005       1,500,000       1,500,000
FE LLC*                                                                 2.65       3/3/2005       1,000,000       1,000,000
GCG Portage LLC                                                         2.75       3/3/2005       1,235,000       1,235,000
ISO Building LLC*                                                       2.70       3/3/2005       1,000,000       1,000,000
K. C. Jordan & Associates*                                              2.70       3/3/2005         725,000         725,000
Michigan Equity Group*                                                  2.70       3/3/2005       1,375,000       1,375,000
MMR Development Co.*                                                    2.70       3/3/2005       1,080,000       1,080,000
Physicians Center LP*                                                   2.69       3/3/2005       3,570,000       3,570,000
Taylor Steel, Inc.*                                                     2.70       3/3/2005       2,235,000       2,235,000
United Transportation Union*                                            2.70       3/3/2005       1,125,000       1,125,000
Village Enterprises*                                                    2.70       3/3/2005       1,000,000       1,000,000
Wellington Green LLC*                                                   2.70       3/3/2005       1,780,000       1,780,000
                                                                                                               ------------
                                                                                                                 22,575,000
                                                                                                               ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $67,431,000)                                                         67,431,000
                                                                                                               ------------
CERTIFICATE OF DEPOSIT - 3.4%
BANKING - 3.4%
Citibank                                                                2.45      3/21/2005      20,000,000      20,000,000
                                                                                                               ------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $20,000,000)                                                        20,000,000
                                                                                                               ------------
MUNICIPAL NOTES AND BONDS - 5.2%
ALABAMA - 3.1%
Auburn Taxable Revenue, Series B*                                       2.61       3/3/2005       6,000,000       6,000,000
Meadow Brook*                                                           2.69       3/3/2005      12,170,000      12,170,000
                                                                                                               ------------
                                                                                                                 18,170,000
                                                                                                               ------------
ILLINOIS - 0.7%
Upper Illinois River Valley Development Authority*                      2.70       3/3/2005       4,595,000       4,595,000
                                                                                                               ------------
MICHIGAN - 0.3%
Michigan City Industrial Economic Development Revenue*                  2.70       3/3/2005       1,605,000       1,605,000
                                                                                                               ------------
NEW YORK - 0.6%
Baird Properties LLC*                                                   2.79       3/3/2005       2,110,000       2,110,000
IHA Capital Development Corp.*                                          2.70       3/3/2005       1,500,000       1,500,000
                                                                                                               ------------
                                                                                                                  3,610,000
                                                                                                               ------------
OHIO - 0.5%
Hopkins Waterhouse LLC*                                                 2.68       3/3/2005         910,000         910,000
Mercer County, HealthCare Facilities*                                   2.72       3/3/2005       1,960,000       1,960,000
                                                                                                               ------------
                                                                                                                  2,870,000
                                                                                                               ------------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $30,850,000)                                                     30,850,000
                                                                                                               ------------
UNITED STATES GOVERNMENT AGENCY - 1.7%
Federal Home Loan Bank                                                  3.25      8/15/2005       5,000,000       5,020,819
Federal National Mortgage Association                                   1.75      5/23/2005       5,000,000       5,000,000
                                                                                                               ------------
TOTAL UNITED STATES GOVERNMENT AGENCY (AMORTIZED COST $10,020,819)                                               10,020,819
                                                                                                               ------------

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                                  MATURITY      PRINCIPAL
                                                                        RATE        DATE          AMOUNT          VALUE
                                                                      --------   ----------    ------------    ------------
REPURCHASE AGREEMENT - 24.5%
Bank of America, Inc., 2.61%, due 3/01/05,
with a maturity value of $145,410,542
(Collateralized by various 0.00% - 5.50% GNMA bonds valued at
$148,308,001 with maturity dates 9/26/2023 - 2/20/2035)                                        $145,400,000    $145,400,000

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $145,400,000)                                                       145,400,000
                                                                                                               ------------
TOTAL INVESTMENTS (AMORTIZED COST $592,740,019) (A) - 100.1%                                                    592,740,019
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                                                     (540,770)
                                                                                                               ------------
TOTAL NET ASSETS - 100%                                                                                        $592,199,249
                                                                                                               ============

----------

* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at February 28, 2005. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anonyma (French, Spanish)

VALIANT GENERAL MONEY MARKET PORTFOLIO
   Commercial Paper                              53.9%
   Corporate Obligations                         11.4
   Certificate of Deposit                         3.4
   Municipal Notes and Bonds                      5.2
   United States Government Agency                1.7
   Repurchase Agreement                          24.5
                                                -----
                                                100.1
   Liabilities In Excess of Other Assets         (0.1)
                                                -----
                                                100.0%
                                                =====

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments, at value (cost $592,740,019)                          $447,340,019
Repurchase agreements                                               145,400,000
                                                                   ------------
   Total investments                                                592,740,019
Cash                                                                     59,728
Receivables:
   Securities sold                                                  188,929,285
   Capital shares                                                     6,656,952
   Interest                                                             427,455
   Other assets                                                               5
                                                                   ------------
      TOTAL ASSETS                                                  788,813,444

LIABILITIES:
Payables:
   Securities Purchased                           $195,396,396
   Dividends                                           892,087
   Capital shares                                      202,940
Accrued expenses and other liabilities:
   Investment manager                                   79,447
   Distribution and shareholder servicing               43,325
                                                  ------------
      TOTAL LIABILITIES                                             196,614,195
                                                                   ------------
NET ASSETS                                                         $592,199,249
                                                                   ============

COMPOSITION OF NET ASSETS:
Capital                                                            $592,281,670
Accumulated net realized loss from
   investment transactions                                              (82,421)
                                                                   ------------
NET ASSETS                                                         $592,199,249
                                                                   ============

Class A Shares
   Net assets                                                      $500,658,240
   Shares outstanding                                               500,722,660
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class B Shares
   Net assets                                                      $     34,572
   Shares outstanding                                                    34,581
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class D Shares
   Net assets                                                      $ 54,152,194
   Shares outstanding                                                54,159,557
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class E Shares
   Net assets                                                      $ 37,354,243
   Shares outstanding                                                37,364,872
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $  4,775,459
                                                                   ------------
   TOTAL INVESTMENT INCOME                                            4,775,459

EXPENSES:
Investment manager                                $    450,907
Distribution and shareholder servicing:
   Class A Shares                                      613,326
   Class B Shares                                        6,320
   Class D Shares                                      143,303
   Class E Shares                                      163,640
   Trustees fees                                         8,732
                                                  ------------
   Total expenses before contractual
      fee reimbursements                                              1,386,228
   Contractual fee waivers and
      expense reimbursements                                           (623,863)
                                                                   ------------
   NET EXPENSES                                                         762,365
                                                                   ------------
NET INVESTMENT INCOME                                                 4,013,094
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $  4,013,094
                                                                   ============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                SIX MONTHS ENDED          FOR THE
                                                               FEBRUARY 28, 2005         YEAR ENDED
                                                                  (UNAUDITED)         AUGUST 31, 2004
                                                               -----------------     -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                                       $       4,013,094     $       4,041,705
   Net realized loss from investment transactions                             --                (1,354)
                                                               -----------------     -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   4,013,094             4,040,351
                                                               -----------------     -----------------
DIVIDENDS:
   Net investment income:
      Class A Shares                                                  (3,371,388)           (3,564,854)
      Class B Shares                                                     (26,591)              (45,082)
      Class D Shares                                                    (397,200)             (333,462)
      Class E Shares                                                    (217,914)              (98,307)
                                                               -----------------     -----------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                       (4,013,093)           (4,041,705)
                                                               -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS          224,046,757          (139,806,527)
                                                               -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS                                224,046,758          (139,807,881)

NET ASSETS:
   Beginning of period                                               368,152,491           507,960,372
                                                               -----------------     -----------------
   End of period                                               $     592,199,249     $     368,152,491
                                                               =================     =================

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.009           0.010        0.013        0.022         0.05         0.06
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.009)         (0.010)      (0.013)      (0.022)       (0.05)       (0.06)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.94%           1.01%        1.29%        2.24%        5.52%        5.97%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $500,658        $256,923     $364,392     $357,676     $380,513     $394,118
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.56%(b)        0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets              0.20%(b)        0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average
   net assets                                        1.93%(b)        0.99%        1.28%        2.22%        5.36%        5.89%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.008           0.008        0.010        0.019         0.05         0.06
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.008)         (0.008)      (0.010)      (0.019)       (0.05)       (0.06)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.81%           0.76%        1.04%        1.98%        5.25%        5.71%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $     35        $  5,064     $ 10,620     $ 15,719     $  9,169     $  4,793
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.55%(b)        0.50%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets              0.45%(b)        0.45%        0.45%        0.45%        0.45%        0.45%
Ratio of net investment income to average
   net assets                                        1.47%(b)        0.74%        1.03%        1.91%        4.91%        5.61%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Annualized.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------

                                                  FOR THE                                                           FOR THE PERIOD
                                             SIX MONTHS ENDED             FOR THE YEAR ENDED AUGUST 31,           SEPTEMBER 27, 1999
                                             FEBRUARY 28, 2005   -----------------------------------------------  TO AUGUST 31, 2000
                                                (UNAUDITED)        2004         2003         2002         2001            (A)
                                             -----------------   --------     --------     --------     --------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00       $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.007           0.005        0.007        0.016         0.05           0.05
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.007)         (0.005)      (0.007)      (0.016)       (0.05)         (0.05)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00       $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (B)                                     0.69%           0.50%        0.79%        1.73%        4.99%          5.10%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $ 54,152        $ 59,116     $ 74,943     $ 40,662     $ 16,861       $ 10,121
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.70%(c)        0.70%        0.70%        0.70%        0.70%          0.70%(c)
Ratio of expenses to average net assets              0.70%(c)        0.70%        0.70%        0.70%        0.70%          0.70%(c)
Ratio of net investment income to average
   net assets                                        1.39%(c)        0.50%        0.73%        1.55%        4.81%          5.53%(c)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.005           0.002        0.005        0.014         0.05         0.05
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.005)         (0.002)      (0.005)      (0.014)       (0.05)       (0.05)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (B)                                     0.54%           0.20%        0.49%        1.42%        4.68%        5.13%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $ 37,354        $ 47,050     $ 58,005     $ 83,742     $ 99,984     $ 89,270
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    1.00%(c)        1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of expenses to average net assets              1.00%(c)        1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment income to average
   net assets                                        1.07%(c)        0.20%        0.51%        1.45%        4.23%        5.18%

(a)   Commencement of operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(c)   Annualized.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                                  MATURITY      PRINCIPAL
                                                                        RATE        DATE          AMOUNT          VALUE
                                                                      --------   ----------    ------------    ------------
COMMERCIAL PAPER - 15.9%
FLORIDA - 14.7%
City of Gainesville                                                     1.85%      3/2/2005    $  5,000,000    $  5,000,000
Jacksonville Health Facility                                            1.85       4/5/2005       5,000,000       5,000,000
Sarasota County Public Hospital, LOC Suntrust Bank                      1.92       3/1/2005       4,050,000       4,050,000
Sunshine State, Series A                                                1.92       3/1/2005       2,000,000       2,000,000
Sunshine State, Series H                                                1.97       4/4/2005       5,000,000       5,000,000
                                                                                                               ------------
                                                                                                                 21,050,000
                                                                                                               ------------
PENNSYLVANIA -1.2%
Delaware County                                                         1.75       3/3/2005       1,700,000       1,700,000
                                                                                                               ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $22,750,000)                                                              22,750,000
                                                                                                               ------------
MUNICIPAL BONDS AND NOTES - 20.8%
FLORIDA - 6.0%
Brevard County School District                                          3.00      6/30/2005       5,000,000       5,022,494
Orange County Industrial Development Authority                          1.75       4/1/2005       1,500,000       1,500,000
Palm Beach County School Distric                                        3.00      9/28/2005       2,000,000       2,014,770
                                                                                                               ------------
                                                                                                                  8,537,264
                                                                                                               ------------
ILLINOIS - 3.5%
State of Illinois                                                       3.00       6/3/2005       5,000,000       5,012,050
                                                                                                               ------------
INDIANA - 2.8%
Plainfield Community High School Building Corp                          2.65     10/31/2005       4,000,000       4,000,000
                                                                                                               ------------
KANSAS - 2.1%
Wyandotte County-Kansas City Unified Governmen                          2.80      11/1/2005       3,000,000       3,015,699
                                                                                                               ------------
LOUISIANA - 1.4%
Plaquemines LA Port Harbor and Terminal District Port Facility
Revenue, Project                                                        1.08      3/15/2005       2,000,000       2,000,000
                                                                                                               ------------
TEXAS - 3.2%
Houston Independent School District                                     1.73      6/15/2005       3,000,000       3,000,000
Richardson Independent School District                                  1.10       4/1/2005       1,500,000       1,500,000
                                                                                                               ------------
                                                                                                                  4,500,000
                                                                                                               ------------
OTHER TERRITORIES - 1.8%
Puttable Floating Option Tax-Exempt Receipt                             1.90      6/16/2005       2,620,000       2,620,000
                                                                                                               ------------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $29,685,013)                                                     29,685,013
                                                                                                               ------------
VARIABLE MUNICIPAL BONDS* - 61.5%

FLORIDA - 58.3%
ABN AMRO Munitops Certificate Trust                                     1.90       3/2/2005       3,650,000       3,650,000
Broward County, HFA, Multi-Family, LOC Bank On                          1.85       3/2/2005       2,600,000       2,600,000
Collier County, Health Care Facilities IDR                              1.85       3/3/2005       5,900,000       5,900,000
Collier County, Health Care Facilities IDR                              1.86       3/4/2005       5,000,000       5,000,000
Collier County, Health Care Facilities IDR, LOC Fifth Third Ban         1.86       3/4/2005       1,900,000       1,900,000
Florida HFA, Buena Vista, Multi-Famil                                   1.80       3/2/2005       1,000,000       1,000,000
Florida HFA, Multi-Family, LOC Credit Suisse First Bosto                1.91       3/2/2005       2,400,000       2,400,000
Florida Housing Finance Corp., Charleston, Series I-A,
   Multi-Family Revenu                                                  1.87       3/3/2005       2,375,000       2,375,000
Florida Housing Finance Corp., Cypress Lake, Multi-Family Revenu        1.87       3/3/2005       3,500,000       3,500,000
Florida State Municipal Power Agency Revenue, Stanton Projec            1.87       3/2/2005       1,000,000       1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenu          1.88       3/2/2005       1,200,000       1,200,000
JEA District Energy System Revenue, Series A                            1.82       3/3/2005       3,900,000       3,900,000
Jacksonville Economic Development Commission Health Care
   Facilities Revenue, Series                                           1.85       3/3/2005       2,000,000       2,000,000
Jacksonville Health Facilities Authority Hospital Revenu                1.83       3/2/2005       2,400,000       2,400,000
Lakeland Energy Systems Revenue, Series A                               1.86       3/2/2005       3,000,000       3,000,000
Marion County Hospital District Revenue                                 1.89       3/2/2005       5,375,000       5,375,000
Orlando Utilities Commission Water & Electric Revenue, Series B         1.83       3/2/2005       2,500,000       2,500,000
Orlando Utilities Commission Water & Electric Revenue, Series A         1.86       3/2/2005       4,000,000       4,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Projec                  1.89       3/2/2005       4,000,000       4,000,000

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2005 (unaudited)

                                                                                  MATURITY      PRINCIPAL
                                                                        RATE        DATE          AMOUNT          VALUE
                                                                      --------   ----------    ------------    ------------
VARIABLE MUNICIPAL BONDS* (CONTINUED)
FLORIDA (CONTINUED)
Palm Beach County Florida Revenue Bond                                  1.80%      3/3/2005    $  2,500,000    $  2,500,000
Polk County School Board COP, Series A                                  1.85       3/3/2005       2,000,000       2,000,000
Polk County Utility System Revenue                                      1.89       3/3/2005       3,495,000       3,495,000
Port Orange Palmer College Project Revenue                              1.87       3/3/2005       8,500,000       8,500,000
St. Johns County, HFA Multi-Family                                      1.88       3/2/2005       7,600,000       7,600,000
Tampa Health Care Facilities Revenue (Lifelink Foundation, Inc.
Project                                                                 1.87       3/2/2005       1,500,000       1,500,000
                                                                                                               ------------
                                                                                                                 83,295,000
                                                                                                               ------------
PUERTO RICO - 3.2%
Puerto Rico Electric Power Authority                                    1.83       3/2/2005       3,000,000       3,000,000
Commonwealth Infrastructure Financing Authorit                          1.86       3/3/2005       1,495,000       1,495,000
                                                                                                               ------------
                                                                                                                  4,495,000
                                                                                                               ------------
TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $87,790,000)                                                      87,790,000
                                                                                                               ------------
TOTAL INVESTMENTS (AMORTIZED COST $140,225,013) (A) - 98.2%                                                     140,225,013
OTHER ASSETS LESS LIABILITIES - 1.8%                                                                              2,605,481
                                                                                                               ------------
TOTAL NET ASSETS - 100%                                                                                        $142,830,494
                                                                                                               ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks . The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at February 28, 2005. The maturity date shown reflects next rate change date
(a) Cost and value for federal income tax and financial reporting purposes are the same

COP - Certificates of Participation
HFA - Housing Finance Authorit
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
   Commercial Paper                                15.9%
   Variable Municipal Bonds                        61.5
   Municipal Bonds and Notes                       20.8
                                                  -----
                                                   98.2
   Other Assets less Liabilities                    1.8
                                                  -----
                                                  100.0%
                                                  =====

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments, at value (cost $140,225,013)                          $140,225,013
Receivables:
   Interest                                                             360,972
   Securities sold                                                    7,902,829
   Capital shares                                                     1,284,903
Other assets                                                                773
                                                                   ------------
   TOTAL ASSETS                                                     149,774,490
                                                                   ------------
LIABILITIES:
Payables:
   Due to custodian                               $  1,035,440
   Securities purchased                              5,012,050
   Capital shares                                      670,399
   Dividends                                           199,236
Accrued expenses and other liabilities:
   Investment manager                                   24,167
   Distribution and shareholder servicing                2,704
                                                  ------------
      TOTAL LIABILITIES                                               6,943,996
                                                                   ------------
NET ASSETS                                                         $142,830,494
                                                                   ============

COMPOSITION OF NET ASSETS:
Capital                                                            $142,977,742
Accumulated net realized loss from
   investment transactions                                             (147,248)
                                                                   ------------
NET ASSETS                                                         $142,830,494
                                                                   ============
Class A Shares
   Net Assets                                                      $132,390,356
   Shares outstanding                                               132,528,212
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============
Class B Shares
   Net Assets                                                      $ 10,440,139
   Shares outstanding                                                10,449,530
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $  1,529,985
                                                                   ------------
   TOTAL INVESTMENT INCOME                                            1,529,985

EXPENSES:
Investment manager                                $    188,452
Distribution and shareholder servicing:
   Class A Shares                                      309,208
   Class B Shares                                       20,583
   Trustees fees                                         4,033
                                                  ------------
   Total expenses before contractual
      fee reimbursements                                                522,276
   Contractual fee waivers and
      expense reimbursements                                           (319,122)
                                                                   ------------
   NET EXPENSES                                                         203,154
                                                                   ------------
NET INVESTMENT INCOME                                                 1,326,831
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $  1,326,831
                                                                   ============

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE
                                                                SIX MONTHS ENDED          FOR THE
                                                               FEBRUARY 28, 2005         YEAR ENDED
                                                                   (UNAUDITED)        AUGUST 31, 2004
                                                               -----------------     -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                                       $       1,326,831     $       1,333,815
                                                               -----------------     -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,326,831             1,333,815
                                                               -----------------     -----------------

DIVIDENDS:
   Net investment income:
      Class A Shares                                                  (1,260,000)           (1,297,979)
      Class B Shares                                                     (66,831)              (35,836)
      Class D Shares                                                          --                    --
                                                               -----------------     -----------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                       (1,326,831)           (1,333,815)
                                                               -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS            5,242,373            (4,930,918)
                                                               -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS                                  5,242,373            (4,930,918)

NET ASSETS:
   Beginning of period                                               137,588,121           142,519,039
                                                               -----------------     -----------------
   End of period                                               $     142,830,494     $     137,588,121
                                                               =================     =================

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                             SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 2005   ------------------------------------------------------------
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 --------        --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
   Net investment income                            0.007           0.008        0.014        0.015         0.03         0.04
                                                 --------        --------     --------     --------     --------     --------
DIVIDENDS
   Net investment income                           (0.007)         (0.008)      (0.014)      (0.015)       (0.03)       (0.04)
                                                 --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000     $  1.000     $   1.00     $   1.00
                                                 ========        ========     ========     ========     ========     ========
TOTAL RETURN (A)                                     0.70%           0.83%        1.03%        1.49%        3.42%        3.67%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $132,390        $123,388     $142,519     $174,104     $141,464     $207,183
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.55%(b)        0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets              0.20%(b)        0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average
   net assets                                        1.43%(b)        0.83%        1.02%        1.47%        3.39%        3.57%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                  FOR THE
                                              SIX MONTHS ENDED       FOR THE PERIOD
                                             FEBRUARY 28, 2005    FEBRUARY 25, 2004(C)
                                                (UNAUDITED)        TO AUGUST 31, 2004
                                             -----------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000               $  1.000
                                                 --------               --------
INVESTMENT ACTIVITIES
   Net investment income                            0.006                  0.003
DIVIDENDS
   Net investment income                           (0.006)                (0.003)
                                                 --------               --------
NET ASSET VALUE, END OF PERIOD                   $  1.000               $  1.000
                                                 ========               ========
TOTAL RETURN (A)                                     0.57%                  0.31%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $ 10,440               $ 14,200
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                    0.55%(b)               0.55%(b)
Ratio of expenses to average net assets              0.45%(b)               0.45%(b)
Ratio of net investment income to average
   net assets                                        1.14%(b)               0.60%(b)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Annualized.
(c)   Commencement of share class.

                       See notes to financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

1.    ORGANIZATION:

            The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") for the six months ending February 28, 2005. A separate report is issued for the U.S. Treasury Income Portfolio for the six months ending February 28, 2005.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

      REPURCHASE AGREEMENTS:

            Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

      THE VALIANT FUND

                                FEBRUARY 28, 2005

      DIVIDENDS TO SHAREHOLDERS:

            The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

      The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

      FEDERAL TAXES:

            Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT ADVISER:

            Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

            Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

      CUSTODIAN:

            The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

            The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement Dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement's provisions for termination, limitation of liability and indemnification are similar to the Trust's Administration Agreement. Under the Fund Accounting Agreement, The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services.

THE VALIANT FUND

                                FEBRUARY 28, 2005

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

            Integrity Investments, Inc. (the "Distributor"), an affiliate of the manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates: CLASS FEE RATE Class A Shares 0.35% Class B Shares 0.35 Class C Shares 0.65 Class D Shares 0.50 Class E Shares 0.80

      EXPENSE LIMITATIONS:

            The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2005:

                        CLASS                    EXPENSE LIMITATION
                        -----                    ------------------
                    Class A Shares                      0.20%
                    Class B Shares                      0.45
                    Class C Shares                      0.85
                    Class D Shares                      0.70
                    Class E Shares                      1.00

      FEE REIMBURSEMENTS:

            Expenses reimbursed and fees waived by the Adviser and Distributor are set forth on each Portfolio's Statement of Operations.

            For the six months ending February 28, 2005, the Adviser and Distributor waived $46,640 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $560 of fees attributable to Class A, $38,846 attributable to Class B, and all Trustees fees of $7,234 incurred by the Portfolio during the year.

            For the six months ending February 28, 2005, the Adviser and Distributor waived $623,863 of fees and expenses for the General Money Market Portfolio. These expenses related to $613,326 of fees attributable to Class A, $1,805 attributable to Class B, and all Trustees fees of $8,732 incurred by the Portfolio during the year.

            For the six months ending February 28, 2005, the Adviser and Distributor waived $319,122 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $309,208 of fees attributable to Class A, $5,881 attributable to Class B, and all Trustees fees of $4,033 incurred by the Portfolio during the year.

      THE VALIANT FUND

                                FEBRUARY 28, 2005

4.    CAPITAL SHARE TRANSACTIONS:

            Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ended February 28, 2005 and year ended August 31,2004 are listed below (amounts represent shares and dollars):

                             U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET             TAX-EXEMPT MONEY MARKET
                                      PORTFOLIO                           PORTFOLIO                          PORTFOLIO
                         ----------------------------------  ----------------------------------  ----------------------------------
                               FOR THE          FOR THE            FOR THE          FOR THE          FOR THE            FOR THE
                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                         FEBRUARY 28, 2005  AUGUST 31, 2004  FEBRUARY 28, 2005  AUGUST 31, 2004  FEBRUARY 28, 2005  AUGUST 31, 2004
                         ----------------------------------  ----------------------------------  ----------------------------------
CLASS A SHARES:
Issued                           1,974,640        5,702,303      1,205,839,874    1,952,747,763        439,345,509      667,041,719
Reinvested                              50               63                364              478                  7                8
Redeemed                          (792,952)     (12,525,863)      (962,089,341)  (2,060,220,432)      (430,339,196)    (686,186,122)
                         ----------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease)
in Class A Shares                1,181,738       (6,823,497)       243,750,897     (107,472,191)         9,006,320      (19,144,395)
                         ----------------------------------  ----------------------------------  ----------------------------------
CLASS B SHARES:
Issued                         169,866,176      373,802,150         12,999,995       36,476,675         10,358,875       26,356,643
Reinvested                          36,304           37,383                 39               --              3,366               --
Redeemed                      (196,747,948)    (410,825,366)       (18,030,176)     (42,034,706)       (14,126,188)     (12,143,166)
                         ----------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease)
in Class B Shares              (26,845,468)     (36,985,833)        (5,030,142)      (5,558,031)        (3,763,947)      14,213,477
                         ----------------------------------  ----------------------------------  ----------------------------------
CLASS D SHARES:
Issued                         133,381,465      658,004,478         17,083,436       44,941,959                 --               --
Reinvested                              --               --              7,289           13,940                 --               --
Redeemed                      (154,330,715)    (746,546,357)       (22,062,237)     (60,779,354)                --               --
                         ----------------------------------  ----------------------------------  ----------------------------------
Net decrease
in Class D Shares              (20,949,250)     (88,541,879)        (4,971,512)     (15,823,455)                --               --
                         ----------------------------------  ----------------------------------  ----------------------------------
CLASS E SHARES:
Issued                          18,568,819      111,848,476         72,440,632       56,739,821                 --               --
Reinvested                               5                1                306                2                 --               --
Redeemed                       (22,254,887)    (125,386,366)       (82,143,424)     (67,692,673)                --               --
                         ----------------------------------  ----------------------------------  ----------------------------------
Net decrease in
Class E Shares                  (3,686,063)     (13,537,889)        (9,702,486)     (10,952,850)                --               --
                         ----------------------------------  ----------------------------------  ----------------------------------
NET INCREASE
(DECREASE) IN SHARE
TRANSACTIONS                   (50,299,043)    (145,889,098)       224,046,757     (139,806,527)         5,242,373       (4,930,918)
                         ==================================  ==================================  ==================================

      THE VALIANT FUND

                                FEBRUARY 28, 2005

5.    SECURITIES LENDING:

            Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. For the six months ending February 28, 2005, the Treasury Money Market Portfolio includes $25,902,775 of U.S. Treasury obligations on loan collateralized by $26,271,521 invested in Bank of New York Institutional Cash Reserves Fund. There were no outstanding securities on loan for General Money Market Portfolio and Tax-Exempt Portfolio.

6.    CONCENTRATION OF CREDIT RISK:

            As of February 28, 2005, approximately 79.0% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 93.8% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

7.    FEDERAL TAX INFORMATION:

            All of the dividends paid for the six months ended February 28, 2005 and the year ended August 31, 2004 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

      During the six months ended February 28, 2005 and the year ended August 31, 2004, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

      Undistributed net investment income differs from financial statement and tax purposes primarily due to the timing of dividend payments.

      For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2004, which are available to offset future realized gains, if any:

                 NAME                        AMOUNT            EXPIRES
      --------------------------          ----------------------------
      U.S. Treasury Money Market          $    229,819            2008
                                                21,859            2009
                                          ------------
                                          $    251,678
                                          ============

      General Money Market                $     29,268            2005
                                                51,799            2008
                                          ------------
                                          $     81,067
                                          ============

      Tax-Exempt Money Market             $      1,943            2005
                                                12,059            2006
                                                 2,545            2008
                                                42,330            2009
                                          ------------
                                          $     58,877
                                          ============

THE VALIANT FUND

                                FEBRUARY 28, 2005

      Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The Fund indicated incurred and will elect to defer net capital losses noted during 2004. The General Money Market Fund will defer post-October losses in the amount of $1,354.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                     TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                          TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 28, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 33, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Trusts' proxy voting policies and procedures, without charge, upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by going to the Securities and Exchange Commission's website at www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or accessing the Trusts' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov. Proxy Voting Policies and Procedures

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

                       This page intentionally left blank.

                                THE VALIANT FUND

                         U.S. TREASURY INCOME PORTFOLIO


                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2005

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2005 *(UNAUDITED)

ASSETS:
Cash                                                                 $      985
                                                                     ----------
      TOTAL ASSETS                                                          985

LIABILITIES:
Accrued expenses and other liabilities:
   Investment manager                                                $      364
                                                                     ----------
      TOTAL LIABILITIES                                                     364
                                                                     ----------
NET ASSETS                                                           $      621
                                                                     ==========

COMPOSITION OF NET ASSETS:
Capital                                                              $      622
Undistributed net investment income                                          84
Accumulated net realized loss from
   investment transactions                                                  (85)
                                                                     ----------
NET ASSETS                                                           $      621
                                                                     ==========

Class A Shares
   Net Assets                                                        $      621
   Shares outstanding                                                       622
   Net Asset Value, Offering Price and
      Redemption Price per share                                     $     1.00
                                                                     ==========

* The portfolio has been inactive since 2001.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                        For the six
                                                        months ended
                                                        February 28,                 For the years ended 1999 (F)
                                                          2005(a)     --------------------------------------------------------
                                                        (unaudited)   2004(b)     2003(c)     2002(d)     2001(e)      2000(f)
                                                        -----------   -------     -------     -------     -------      -------
Net Asset Value, Beginning of Period                       $1.000      $1.000      $1.000      $1.000      $ 1.00       $ 1.00
                                                           ------      ------      ------      ------      ------       ------
Investment Activities
      Net investment income                                    --          --          --          --        0.01         0.01


      Net realized gain  from investment transactions          --          --          --          --          --           --
                                                           ------      ------      ------      ------      ------       ------
      Total from investment activities                         --          --          --          --        0.01         0.01
                                                           ------      ------      ------      ------      ------       ------
Dividends
      Net investment income                                    --          --          --          --       (0.01)       (0.01)
                                                           ------      ------      ------      ------      ------       ------
      Total dividends                                          --          --          --          --       (0.01)       (0.01)
                                                           ------      ------      ------      ------      ------       ------
Net Asset Value, End of Period                             $1.000      $1.000      $1.000      $1.000      $ 1.00       $ 1.00
                                                           ======      ======      ======      ======      ======       ======
Total Return                                                   --          --          --          --        0.68%(g)     0.51%(g)
Ratios/Supplementary Data:
Net Assets at end of period (000)                          $    1      $    1      $    1      $    1      $    1       $    1
Ratio of expenses to average net assets                        --          --          --          --        0.20%(h)     0.20%(h)
Ratio of net investment income to average net assets           --          --          --          --        5.11%(h)     4.21%(h)

*     Less than $0.005 per share.
(a) The Portfolio did not operate during the six months ended February 28, 2005.
(b)   The Portfolio did not operate during the year ended August 31, 2004.
(c)   The Portfolio did not operate during the year ended August 31, 2003.
(d)   The Portfolio did not operate during the year ended August 31, 2002.
(e)   The Portfolio operated from December 6, 2000 to January 24, 2001.
(f)   The Portfolio operated from December 7, 1999 to January 19, 2000.
(g)   Not Annualized.
(h)   Annualized.

      THE VALIANT FUND
      U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

1.    ORGANIZATION:

            The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as "Portfolio") for the six months ending February 28, 2005, during which period the portfolio did not conduct operations. As the Portfolio did not have any operations during the six months ended February 28,2005 or the year ended August 31, 2004, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. During the six months ending February 28, 2005, the Portfolio did not engage in any investment activities.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. During the six months ending February 28, 2005, the Portfolio did not engage in any investment activities nor did it receive any related income.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. Expenses specific to a class are charged to that class. There were no expenses incurred by the Portfolio during the past six months.

      CAPITAL SHARE TRANSACTIONS:

            The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                     TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                          TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 28, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 33, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Trusts' proxy voting policies and procedures, without charge, upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by going to the Securities and Exchange Commission's website at www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or accessing the Trusts' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semi annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on May 3, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Valiant Fund (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Integrity Investments Inc. ("II"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or II, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of II, or BNY, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the II's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the II's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 11. EXHIBITS.

(a)(1) Not applicable with semi annual filing.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Valiant Fund


By (Signature and Title)  /s/ Richard F. Curcio
                          ---------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      May 5, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Richard F. Curcio
                          ---------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      May 5, 2005


By (Signature and Title)  /s/ Denis R. Curcio
                          -------------------
                          Denis R. Curcio, Treasurer

Date                      May 5, 2005